Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash generated from operating activities
Profit for the year	₩ 1,500,538	₩ 860,733	₩ 3,131,988
Adjustments for income and expenses	4,256,654	4,435,039	1,568,919
Changes in assets and liabilities related to operating activities	302,458	(856,130)	25,949
Sub-total	6,059,650	4,439,642	4,726,856
Interest received	41,832	56,392	59,065
Dividends received	166,019	241,117	195,671
Interest paid	(397,351)	(360,439)	(255,189)
Income tax paid	(48,274)	(341,728)	(393,823)
Net cash provided by operating activities	5,821,876	4,034,984	4,332,580
Cash inflows from investing activities:
Decrease in short-term financial instruments, net		253,971
Decrease in short-term investment securities, net	17,684	29,503
Collection of short-term loans	77,114	113,345	117,610
Decrease in long-term financial instruments	99	231	5
Proceeds from disposals of long-term investment securities	46,065	234,683	371,816
Proceeds from disposals of investments in associates and joint ventures	2,715	220	74,880
Proceeds from disposals of property and equipment	102,526	18,478	58,256
Proceeds from disposals of intangible assets	39,654	7,327	5,851
Collection of long-term loans	4,608	4,435	10,075
Decrease in deposits	16,244	9,180	7,490
Proceeds from settlement of derivatives	845	601
Collection of lease receivables		27,712
Proceeds from disposals of other non-current assets			1,186
Proceeds from disposals of subsidiaries	165	4,802
Cash inflow from business combination	115,834	5,016	38,925
Cash inflow from transfers of business	5,395	45,658
Sub-total	428,948	755,162	686,094
Cash outflows for investing activities:
Increase in short-term financial instruments, net	(596,025)		(373,450)
Increase in short-term investment securities, net		0	(49,791)
Increase in short-term loans	(103,604)	(116,320)	(112,319)
Increase in long-term loans	(11,044)	(11,541)	(6,057)
Increase in long-term financial instruments	(2)		(2)
Acquisitions of long-term investment securities	(95,474)	(383,976)	(19,114)
Acquisitions of investments in associates and joint ventures	(170,292)	(264,015)	(206,340)
Acquisitions of property and equipment	(3,557,800)	(3,375,883)	(2,792,390)
Acquisitions of intangible assets	(129,976)	(141,010)	(503,229)
Increase in deposits	(12,175)	(6,164)	(8,591)
Increase in other non-current assets			(5,927)
Cash outflow for business combinations	(2,958)	(36,910)	(654,685)
Cash outflow for disposal and liquidation of subsidiaries		(927)	(1,924)
Sub-total	(4,679,350)	(4,336,746)	(4,733,819)
Net cash used in investing activities	(4,250,402)	(3,581,584)	(4,047,725)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net	76,375
Proceeds from issuance of debentures	1,420,962	1,633,444	1,809,641
Proceeds from long-term borrowings	1,947,848		1,920,114
Proceeds from issuance of hybrid bonds			398,759
Cash inflows from settlement of derivatives	36,691	12,426	23,247
Proceeds from disposals of treasury shares		300,000
Transactions with non-controlling shareholders	17,766	101,398	499,926
Sub-total	3,499,642	2,047,268	4,651,687
Cash outflows for financing activities:
Repayments of short-term borrowings, net		(59,860)	(87,701)
Repayments of long-term payables – other	(428,100)	(428,153)	(305,644)
Repayments of debentures	(975,500)	(940,000)	(1,487,970)
Repayments of long-term borrowings	(1,950,874)	(89,882)	(1,780,708)
Repayments of hybrid bonds			(400,000)
Cash outflows from settlement of derivatives			(29,278)
Payments of dividends	(742,136)	(718,698)	(706,091)
Payments of interest on hybrid bonds	(14,766)	(14,766)	(15,803)
Repayments of lease liabilities	(412,666)	(443,238)
Acquisitions of treasury shares	(426,664)
Transactions with non-controlling shareholders	(6,515)	(39,345)	(76,805)
Sub-total	(4,957,221)	(2,733,942)	(4,890,000)
Net cash used in financing activities	(1,457,579)	(686,674)	(238,313)
Net increase (decrease) in cash and cash equivalents	113,895	(233,274)	46,542
Cash and cash equivalents at beginning of the year	1,270,824	1,506,699	1,457,735
Effects of exchange rate changes on cash and cash equivalents	(15,066)	(2,601)	2,422
Cash and cash equivalents at end of the year	₩ 1,369,653	₩ 1,270,824	₩ 1,506,699